Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Changes in valuation allowance	$ 545,000	$ 213,000
Net operating loss ("NOL") carryforwards	2,100,000
Penalties and Interest Expense	$ 0	$ 0